Document and Entity Information	Apr. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2026
Entity Registrant Name	PROSPERITY BANCSHARES, INC.
Entity Central Index Key	0001068851
Entity Emerging Growth Company	false
Entity File Number	001-35388
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	74-2331986
Entity Address Address Line1	4295 San Felipe
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77027
City Area Code	281
Local Phone Number	269-7199
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	PB
Security Exchange Name	NYSE